Decommissioning and Other Provisions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Discount rate applied to provision	4.00%	4.00%
Decommissioning and Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 982	$ 3,980
Decommissioning and Restoration [Member] | Between 1 and 5 Years [Member]
Disclosure Of Other Provisions [Line Items]
Amount of provisions expected to be utilized	3,490
Decommissioning and Restoration [Member] | Between 6 and 10 Years [Member]
Disclosure Of Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 2,173